Summary of Investments in Affiliates (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Asia Pacific Hospitality Venture Pte Ltd	Dec. 31, 2010 Asia Pacific Hospitality Venture Pte Ltd	Dec. 31, 2010 HHR Euro CV	Dec. 31, 2011 HHR Euro CV Fund I	Dec. 31, 2011 HHR Euro CV Fund II	Dec. 31, 2010 Tiburon Golf Ventures LP	Sep. 30, 2011 Tiburon Golf Ventures LP
Schedule of Investments [Line Items]
Ownership Interests			25.00%	25.00%	32.10%	32.10%	33.40%	49.00%	51.00%
Our Investment	$ 197	$ 148	$ 15	$ (1)	$ 135	$ 141	$ 41	$ 14
Debt	$ 1,018	$ 945			$ 945	$ 899	$ 119
Assets			36% interest in the development of seven hotels in India	None	Eleven hotels located in Europe	Eleven hotels in Europe	Two hotels in Europe	36-hole golf club